Average Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 60% Portfolio	Apr. 29, 2023
VIP FundsManager 60% Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(15.06%)
Past 5 years	4.37%
Past 10 years	6.66%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0935
Average Annual Return:
Past 1 year	(15.27%)
Past 5 years	4.31%
Past 10 years	6.49%